UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                     Investment Company Act file number 811-4576

                             OPPENHEIMER CONVERTIBLE SECURITIES FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                     (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                        (Name and address of agent for service)


             Registrant's telephone number, including area code: (303) 768-3200
                                                                 --------------

                            Date of fiscal year end:  DECEMBER 31
                                                      -----------

          Date of reporting period: JANUARY 1, 2003 - DECEMBER 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------
HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED DECEMBER 31, 2003, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO APPROPRIATE BROAD-BASED MARKET INDICES.
MANAGEMENT'S DISCUSSION OF PERFORMANCE. Oppenheimer Convertible Securities Fund's fiscal year, which ended December 31, 2003, was underscored by a steady rebound in the U.S. equity markets. This, along with the continuation of a bond-market rally that prevailed through May, helped create a favorable backdrop for the Fund's performance for the year.
   In general, the Fund's broad mix of securities again proved to benefit performance. This strategy maintained the portfolio's exposure to various segments of the convertible bond market, which as a whole performed well this period, buoyed by strong returns in the equity markets. Specifically, the Fund's exposure to lower-quality convertibles--which somewhat outperformed their higher-quality counterparts during most of the period--helped add to performance. Conversely, the Fund's relative underweighting of these bonds versus many peer funds cost the Fund marginal returns. Had we increased the Fund's allocation to lower-quality convertibles, we might have added to performance. However, we believe to do so would not have been in line with the Fund's long-term strategy of striving for a broad mix of convertible bonds and a more diversified exposure to the convertible bond market at large.
   Another factor that added to performance, specifically during the first few months of the period, was the fact that bonds continued their prolonged rally through May. In the early months of the period, investors' appetite for risk remained muted due to geopolitical tensions and mixed performance in the stock markets. The overall good performance of many fixed-income securities at that time boosted investor interest in convertibles and thereby helped support Fund performance.
   As was the case for the first half of the Fund's fiscal year, the Fund's exposure to the technology sector significantly added to performance. Since corporate spending on technology generally improved this period, technology remained a market leader throughout the year, and since it typically represents one of the portfolio's largest holdings, the Fund's returns benefited substantially. Likewise, Xerox Corp. was a strong performer for the Fund's portfolio, as the company began to see the effects of major improvements in their business model and internal structure come to fruition. Finally, Advanced Micro Devices, Inc., which also enjoyed a significant turnaround this year thanks to several new product launches, posted favorable gains, thereby supporting overall Fund performance. While our technology exposure provided positive performance across the board, a few of our technology holdings--while still posting gains--marginally lagged the technology sector at large. For example, although LSI Logic Corp., a semiconductor company, generated positive returns, it slightly trailed the bulk of our technology holdings. Given this, we are pleased with the decision to maintain an overweighted exposure to this sector.

6 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

   Our experience regarding the telecommunications sector remained mixed throughout the period, as many wireless carriers continue to struggle amid fierce price competition. However, some of the Fund's best performers came from the telecommunications equipment providers segment of this sector. For example, Lucent Technologies, Inc. remained a strong performer throughout the period, markedly benefiting performance.
   The most significant factor detracting from Fund performance this year was the fact that we held less exposure to lower-quality convertible bonds than many of our peers. We believe, from a long-term perspective, this represents only a marginal impact to performance, and we adhere to those strategies that we believe will lead to favorable and consistent long-term risk-adjusted returns. COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until December 31, 2003. In the case of Class A and Class B shares, performance is measured from inception of the Class on May 1, 1995. In the case of Class C shares, performance is measured from inception of the Class on March 11, 1996. In the case of Class M shares, performance is measured over a 10-year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The performance information for all three indices in the graphs begins on 4/30/95 for Class A and Class B, 2/29/96 for Class C, 12/31/93 for Class M and 2/28/01 for Class N shares. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A and Class M shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.
   The Fund's performance is compared to the performance of the Lehman Brothers Aggregate Bond Index, Goldman Sachs Convertible Bond 100 Index, and the S&P 500 Index. The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index of U.S. corporate bond issues, U.S. government securities and mortgage-backed securities, widely recognized as a measure of the performance of the domestic debt securities market. The Goldman Sachs Convertible Bond 100 Index is an unmanaged index of convertible securities. The S&P 500 Index is a broad-based index of equity securities widely regarded as a general measurement of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the indices.

7 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
     Oppenheimer Convertible Securities Fund (Class A)
     Lehman Brothers Aggregate Bond Index
     Goldman Sachs Convertible Bond 100 Index
     S&P 500 Index

[LINE GRAPH]

                                                                          Goldman Sachs
                   Oppenheimer Convertible       Lehman Brothers          Convertible Bond
                   Securities Fund (Class A)     Aggregate Bond Index     100 Index            S&P 500 Index

05/01/1995         $ 9,425                       $10,000                  $10,000              $10,000
06/30/1995           9,970                        10,463                   10,631               10,640
09/30/1995          10,798                        10,669                   11,224               11,485
12/31/1995          10,890                        11,123                   11,480               12,176
03/31/1996          11,120                        10,926                   12,174               12,829
06/30/1996          11,349                        10,988                   12,423               13,404
09/30/1996          11,592                        11,191                   12,796               13,819
12/31/1996          11,992                        11,527                   13,054               14,970
03/31/1997          12,224                        11,463                   13,231               15,372
06/30/1997          13,203                        11,884                   14,461               18,053
09/30/1997          14,233                        12,278                   15,967               19,405
12/31/1997          14,243                        12,640                   15,599               19,962
03/31/1998          15,438                        12,836                   16,949               22,745
06/30/1998          15,035                        13,136                   16,769               23,500
09/30/1998          13,444                        13,692                   14,778               21,168
12/31/1998          14,824                        13,738                   16,805               25,671
03/31/1999          15,065                        13,670                   17,097               26,950
06/30/1999          16,044                        13,550                   18,517               28,846
09/30/1999          15,677                        13,642                   17,936               27,049
12/31/1999          18,290                        13,625                   20,261               31,071
03/31/2000          19,336                        13,926                   21,507               31,783
06/30/2000          18,941                        14,168                   21,836               30,938
09/30/2000          19,153                        14,595                   22,821               30,639
12/31/2000          17,410                        15,209                   20,742               28,243
03/31/2001          16,781                        15,671                   19,696               24,897
06/30/2001          17,371                        15,759                   19,593               26,353
09/30/2001          15,754                        16,486                   17,801               22,486
12/31/2001          16,836                        16,493                   19,057               24,889
03/31/2002          16,970                        16,509                   18,687               24,957
06/30/2002          15,970                        17,118                   17,254               21,616
09/30/2002          14,608                        17,903                   15,688               17,884
12/31/2002          15,727                        18,185                   17,290               19,390
03/31/2003          16,143                        18,438                   17,599               18,780
06/30/2003          17,581                        18,899                   19,223               21,669
09/30/2003          18,049                        18,871                   19,849               22,242
12/31/2003          19,336                        18,931                   21,316               24,949

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES OF THE FUND WITH SALES CHARGE AT 12/31/03
1-Year 15.88%   5-Year 4.22%   Since Inception 7.90%   Inception Date 5/1/95

8 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
     Oppenheimer Convertible Securities Fund (Class B)
     Lehman Brothers Aggregate Bond Index
     Goldman Sachs Convertible Bond 100 Index
     S&P 500 Index

[LINE GRAPH]

                                                                          Goldman Sachs
                   Oppenheimer Convertible       Lehman Brothers          Convertible Bond
                   Securities Fund (Class B)     Aggregate Bond Index     100 Index            S&P 500 Index

05/01/1995         $10,000                       $10,000                  $10,000              $10,000
06/30/1995          10,566                        10,463                   10,631               10,640
09/30/1995          11,421                        10,669                   11,224               11,485
12/31/1995          11,509                        11,123                   11,480               12,176
03/31/1996          11,730                        10,926                   12,174               12,829
06/30/1996          11,948                        10,988                   12,423               13,404
09/30/1996          12,180                        11,191                   12,796               13,819
12/31/1996          12,577                        11,527                   13,054               14,970
03/31/1997          12,797                        11,463                   13,231               15,372
06/30/1997          13,796                        11,884                   14,461               18,053
09/30/1997          14,844                        12,278                   15,967               19,405
12/31/1997          14,832                        12,640                   15,599               19,962
03/31/1998          16,045                        12,836                   16,949               22,745
06/30/1998          15,587                        13,136                   16,769               23,500
09/30/1998          13,912                        13,692                   14,778               21,168
12/31/1998          15,322                        13,738                   16,805               25,671
03/31/1999          15,542                        13,670                   17,097               26,950
06/30/1999          16,509                        13,550                   18,517               28,846
09/30/1999          16,112                        13,642                   17,936               27,049
12/31/1999          18,747                        13,625                   20,261               31,071
03/31/2000          19,781                        13,926                   21,507               31,783
06/30/2000          19,343                        14,168                   21,836               30,938
09/30/2000          19,529                        14,595                   22,821               30,639
12/31/2000          17,708                        15,209                   20,742               28,243
03/31/2001          17,033                        15,671                   19,696               24,897
06/30/2001          17,618                        15,759                   19,593               26,353
09/30/2001          15,979                        16,486                   17,801               22,486
12/31/2001          17,076                        16,493                   19,057               24,889
03/31/2002          17,212                        16,509                   18,687               24,957
06/30/2002          16,198                        17,118                   17,254               21,616
09/30/2002          14,816                        17,903                   15,688               17,884
12/31/2002          15,951                        18,185                   17,290               19,390
03/31/2003          16,373                        18,438                   17,599               18,780
06/30/2003          17,832                        18,899                   19,223               21,669
09/30/2003          18,307                        18,871                   19,849               22,242
12/31/2003          19,612                        18,931                   21,316               24,949

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES OF THE FUND WITH SALES CHARGE AT 12/31/03
1-Year 17.07%   5-Year 4.33%   Since Inception 8.08%   Inception Date 5/1/95

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR MORE CURRENT PERFORMANCE DATA, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800 CALL OPP (255.5677). FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD; AND FOR CLASS M SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 3.25%. SEE PAGE 13 FOR FURTHER DETAILS. GRAPHS ARE NOT DRAWN TO SAME SCALE.

9 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
     Oppenheimer Convertible Securities Fund (Class C)
     Lehman Brothers Aggregate Bond Index
     Goldman Sachs Convertible Bond 100 Index
     S&P 500 Index

[LINE GRAPH]

                                                                          Goldman Sachs
                   Oppenheimer Convertible       Lehman Brothers          Convertible Bond
                   Securities Fund (Class C)     Aggregate Bond Index     100 Index            S&P 500 Index
03/11/1996         $10,000                       $10,000                  $10,000              $10,000
03/31/1996          10,048                         9,930                   10,138               10,096
06/30/1996          10,235                         9,987                   10,344               10,549
09/30/1996          10,426                        10,172                   10,656               10,875
12/31/1996          10,774                        10,477                   10,871               11,781
03/31/1997          10,955                        10,418                   11,017               12,097
06/30/1997          11,811                        10,801                   12,041               14,207
09/30/1997          12,711                        11,160                   13,296               15,271
12/31/1997          12,701                        11,488                   12,989               15,710
03/31/1998          13,742                        11,667                   14,114               17,899
06/30/1998          13,349                        11,939                   13,964               18,494
09/30/1998          11,921                        12,444                   12,306               16,658
12/31/1998          13,122                        12,486                   13,993               20,202
03/31/1999          13,311                        12,424                   14,237               21,209
06/30/1999          14,140                        12,315                   15,420               22,701
09/30/1999          13,812                        12,399                   14,936               21,287
12/31/1999          16,062                        12,384                   16,871               24,452
03/31/2000          16,950                        12,657                   17,909               25,012
06/30/2000          16,573                        12,877                   18,183               24,347
09/30/2000          16,722                        13,265                   19,003               24,111
12/31/2000          15,169                        13,823                   17,272               22,226
03/31/2001          14,591                        14,243                   16,401               19,593
06/30/2001          15,076                        14,323                   16,315               20,739
09/30/2001          13,644                        14,984                   14,823               17,696
12/31/2001          14,566                        14,991                   15,869               19,587
03/31/2002          14,643                        15,005                   15,561               19,641
06/30/2002          13,753                        15,559                   14,367               17,011
09/30/2002          12,567                        16,272                   13,064               14,074
12/31/2002          13,489                        16,528                   14,398               15,259
03/31/2003          13,822                        16,758                   14,655               14,779
06/30/2003          15,038                        17,177                   16,007               17,053
09/30/2003          15,396                        17,152                   16,528               17,504
12/31/2003          16,476                        17,206                   17,750               19,634

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES OF THE FUND WITH SALES CHARGE AT 12/31/03
1-Year 21.14%   5-Year 4.66%   Since Inception 6.61%   Inception Date 3/11/96

10 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

CLASS M SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
     Oppenheimer Convertible Securities Fund (Class M)
     Lehman Brothers Aggregate Bond Index
     Goldman Sachs Convertible Bond 100 Index
     S&P 500 Index

[LINE GRAPH]

                                                                          Goldman Sachs
                   Oppenheimer Convertible       Lehman Brothers          Convertible Bond
                   Securities Fund (Class M)     Aggregate Bond Index     100 Index            S&P 500 Index
12/31/1993         $ 9,675                       $10,000                  $10,000              $10,000
03/31/1994           9,834                         9,713                    9,895                9,621
06/30/1994           9,589                         9,613                    9,637                9,662
09/30/1994          10,048                         9,672                    9,980               10,133
12/31/1994           9,560                         9,708                    9,513               10,131
03/31/1995          10,213                        10,198                   10,318               11,117
06/30/1995          11,041                        10,819                   11,233               12,176
09/30/1995          11,945                        11,032                   11,859               13,143
12/31/1995          12,045                        11,502                   12,130               13,934
03/31/1996          12,284                        11,298                   12,863               14,682
06/30/1996          12,522                        11,362                   13,126               15,340
09/30/1996          12,774                        11,572                   13,521               15,814
12/31/1996          13,199                        11,919                   13,793               17,131
03/31/1997          13,439                        11,853                   13,979               17,591
06/30/1997          14,488                        12,288                   15,279               20,660
09/30/1997          15,602                        12,696                   16,871               22,207
12/31/1997          15,600                        13,070                   16,482               22,845
03/31/1998          16,889                        13,274                   17,908               26,029
06/30/1998          16,427                        13,584                   17,718               26,893
09/30/1998          14,670                        14,158                   15,615               24,224
12/31/1998          16,158                        14,206                   17,756               29,378
03/31/1999          16,405                        14,135                   18,065               30,841
06/30/1999          17,439                        14,011                   19,565               33,011
09/30/1999          17,029                        14,106                   18,951               30,955
12/31/1999          19,833                        14,089                   21,407               35,557
03/31/2000          20,942                        14,400                   22,725               36,371
06/30/2000          20,490                        14,651                   23,072               35,405
09/30/2000          20,691                        15,092                   24,112               35,062
12/31/2000          18,782                        15,727                   21,916               32,321
03/31/2001          18,078                        16,204                   20,811               28,491
06/30/2001          18,691                        16,296                   20,701               30,158
09/30/2001          16,928                        17,047                   18,809               25,733
12/31/2001          18,084                        17,055                   20,136               28,482
03/31/2002          18,192                        17,071                   19,745               28,561
06/30/2002          17,098                        17,701                   18,230               24,737
09/30/2002          15,635                        18,512                   16,576               20,466
12/31/2002          16,790                        18,804                   18,269               22,190
03/31/2003          17,224                        19,066                   18,595               21,491
06/30/2003          18,757                        19,542                   20,311               24,798
09/30/2003          19,217                        19,514                   20,972               25,454
12/31/2003          20,584                        19,576                   22,522               28,551

AVERAGE ANNUAL TOTAL RETURNS OF CLASS M SHARES OF THE FUND WITH SALES CHARGE AT 12/31/03
1-Year 18.61%   5-Year 4.27%   10-Year 7.49%   Inception Date 6/3/86

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR MORE CURRENT PERFORMANCE DATA, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800 CALL OPP (255.5677). FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD; AND FOR CLASS M SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 3.25%. SEE PAGE 13 FOR FURTHER DETAILS. GRAPHS ARE NOT DRAWN TO SAME SCALE.

11 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
     Oppenheimer Convertible Securities Fund (Class N)
     Lehman Brothers Aggregate Bond Index
     Goldman Sachs Convertible Bond 100 Index
     S&P 500 Index

[LINE GRAPH]

                                                                          Goldman Sachs
                   Oppenheimer Convertible       Lehman Brothers          Convertible Bond
                   Securities Fund (Class N)     Aggregate Bond Index     100 Index            S&P 500 Index
03/01/2001         $10,000                       $10,000                  $10,000              $10,000
03/31/2001           9,690                        10,050                    9,518               9,367
06/30/2001          10,020                        10,107                    9,468               9,915
09/30/2001           9,073                        10,573                    8,602               8,460
12/31/2001           9,698                        10,578                    9,209               9,364
03/31/2002           9,770                        10,588                    9,030               9,390
06/30/2002           9,188                        10,979                    8,338               8,132
09/30/2002           8,398                        11,482                    7,581               6,728
12/31/2002           9,027                        11,663                    8,355               7,295
03/31/2003           9,257                        11,825                    8,505               7,065
06/30/2003          10,072                        12,121                    9,289               8,153
09/30/2003          10,328                        12,103                    9,591               8,368
12/31/2003          11,054                        12,141                   10,300               9,387

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES OF THE FUND WITH SALES CHARGE AT 12/31/03
1-Year 21.45%   Since Inception 3.60%   Inception Date 3/1/01

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR MORE CURRENT PERFORMANCE DATA, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800 CALL OPP (255.5677). FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD; AND FOR CLASS M SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 3.25%. SEE PAGE 13 FOR FURTHER DETAILS. GRAPHS ARE NOT DRAWN TO SAME SCALE.

12 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES
--------------------------------------------------------------------------------
Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

CLASS A shares of the Fund were first publicly offered on 5/1/95. The Fund's maximum sales charge for Class A shares was lower prior to 3/11/96, so actual performance may have been higher. Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 5/1/95. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 3/11/96. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS M shares of the Fund were first publicly offered on 6/3/86. Class M returns include the current maximum initial sales charge of 3.25%. Prior to March 11, 1996, Class M shares were designated as Class A shares. Class M shares are subject to an annual 0.50% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

13 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL    MARKET VALUE
                                                                                                       AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
 CONVERTIBLE CORPORATE BONDS AND NOTES--58.9%
--------------------------------------------------------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--14.1%
--------------------------------------------------------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--3.8%
 Brinker International, Inc., Zero Coupon Cv. Sr. Unsec. Debs., 10/10/21 1                           $ 6,500,000   $  4,411,875
--------------------------------------------------------------------------------------------------------------------------------
 Carnival Corp., 2% Cv. Sr. Unsec. Unsub. Debs., 4/15/21                                               5,000,000      5,906,250
--------------------------------------------------------------------------------------------------------------------------------
 Hilton Hotels Corp.:
 3.375% Cv. Sr. Unsec. Unsub. Nts., 4/15/23 2                                                          4,000,000      4,345,000
 3.375% Cv. Sr. Unsec. Unsub. Nts., 4/15/23                                                            1,000,000      1,086,250
--------------------------------------------------------------------------------------------------------------------------------
 International Game Technology,
 Zero Coupon Cv. Sr. Unsec. Unsub. Debs., 1/29/33 1,2                                                  5,000,000      4,006,250
--------------------------------------------------------------------------------------------------------------------------------
 Royal Caribbean Cruises Ltd.,
 Zero Coupon Cv. Sr. Unsec. Unsub. Bonds, 5/18/21 1                                                    7,500,000      4,406,250
                                                                                                                   ------------
                                                                                                                     24,161,875

--------------------------------------------------------------------------------------------------------------------------------
 INTERNET & CATALOG RETAIL--0.7%
 Amazon.com, Inc.:
 4.75% Cv. Sub. Debs., 2/1/09                                                                            840,000        853,650
 4.75% Cv. Unsec. Sub. Debs., 2/1/09 2                                                                 3,360,000      3,414,600
                                                                                                                   ------------
                                                                                                                      4,268,250

--------------------------------------------------------------------------------------------------------------------------------
 LEISURE EQUIPMENT & PRODUCTS--0.5%
  Eastman Kodak Co., 3.375% Cv. Sr. Nts., 10/15/33 2                                                   3,000,000      3,345,000
--------------------------------------------------------------------------------------------------------------------------------
 MEDIA--6.8%
  Charter Communications, Inc., 5.75% Cv. Sr. Unsec. Nts., 10/15/05                                    4,000,000      3,800,000
--------------------------------------------------------------------------------------------------------------------------------
 Interpublic Group of Cos., Inc. (The):
  1.80% Cv. Unsec. Sub. Nts., 9/16/04                                                                  2,000,000      1,965,000
  4.50% Cv. Sr. Unsec. Nts., 3/15/23                                                                     500,000        766,250
  4.50% Cv. Sr. Unsec. Nts., 3/15/23 2                                                                 3,000,000      4,597,500
--------------------------------------------------------------------------------------------------------------------------------
 Liberty Media Corp.:
 0.75% Exchangeable Sr. Unsec. Debs., 3/30/23
 (exchangeable for Time Warner, Inc. common stock) 2                                                   8,000,000      9,480,000
 3.25% Exchangeable Sr. Sec. Debs., 3/15/31
 (exchangeable for Viacom, Inc. Cl. B common stock) 2                                                  5,000,000      5,225,000
 4% Exchangeable Sr. Unsec. Debs., 11/15/29
 (exchangeable for Sprint Corp.
 PCS, Series 1 common stock or cash based on the value of that stock)                                  5,000,000      3,531,250
--------------------------------------------------------------------------------------------------------------------------------
 Omnicom Group, Inc., Zero Coupon Cv. Sr. Nts., 6/15/33 1,2                                            5,000,000      5,106,250
--------------------------------------------------------------------------------------------------------------------------------
 Time Warner, Inc., Zero Coupon Cv. Nts., 12/6/19 1                                                    5,000,000      3,156,250
--------------------------------------------------------------------------------------------------------------------------------
 Walt Disney Co. (The), 2.125% Cv. Sr. Unsec. Nts., 4/15/23                                            6,000,000      6,382,500
                                                                                                                   ------------
                                                                                                                     44,010,000

--------------------------------------------------------------------------------------------------------------------------------
 SPECIALTY RETAIL--2.3%
 Gap, Inc. (The), 5.75% Cv. Sr. Unsec. Nts., 3/15/09 2                                                 4,000,000      6,155,000
--------------------------------------------------------------------------------------------------------------------------------
 Lowe's Cos., Inc., 0.861% Cv. Sr. Nts., 10/19/21 3                                                    3,500,000      3,736,250
--------------------------------------------------------------------------------------------------------------------------------
 TJX Cos., Inc. (The):
 Zero Coupon Cv. Unsec. Sub. Liquid Yield Option Nts., 2/13/21 1                                       2,000,000      1,685,000
 Zero Coupon Cv. Unsec. Sub. Liquid Yield Option Nts., 2/13/21 1,2                                     4,000,000      3,370,000
                                                                                                                   ------------
                                                                                                                     14,946,250

14 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                                                                      PRINCIPAL    MARKET VALUE
                                                                                                       AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
 CONSUMER STAPLES--0.5%
--------------------------------------------------------------------------------------------------------------------------------
 FOOD & STAPLES RETAILING--0.5%
 Costco Cos., Inc., Zero Coupon Cv. Sub. Nts., 8/19/17 1                                             $ 4,000,000   $  3,405,000
--------------------------------------------------------------------------------------------------------------------------------
 ENERGY--4.6%
--------------------------------------------------------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--3.0%
 Grey Wolf, Inc.:
 3.75% Cv. Contingent Sr. Unsec. Nts., 5/7/23                                                            500,000        473,125
 3.75% Cv. Sr. Unsec. Nts, 5/7/23 2                                                                    3,500,000      3,311,875
--------------------------------------------------------------------------------------------------------------------------------
 Halliburton Co., 3.125% Cv. Sr. Nts., 7/15/23 2                                                       5,000,000      5,206,250
--------------------------------------------------------------------------------------------------------------------------------
 Pride International, Inc., 3.25% Cv. Sr. Nts., 5/1/33 2                                               5,000,000      5,318,750
--------------------------------------------------------------------------------------------------------------------------------
 Schlumberger Ltd., 2.125% Cv. Sr. Unsec. Debs., Series B, 6/1/23 2                                    5,000,000      4,968,750
                                                                                                                   ------------
                                                                                                                     19,278,750

--------------------------------------------------------------------------------------------------------------------------------
 OIL & GAS--1.6%
 Devon Energy Corp., 4.95% Cv. Sr. Unsec. Debs., 8/15/08
 (cv. into Chevron Corp. common stock)                                                                 5,000,000      5,131,250
--------------------------------------------------------------------------------------------------------------------------------
 Kerr-McGee Corp., 5.25% Cv. Jr. Unsec. Sub. Debs., 2/15/10                                            5,000,000      5,293,750
                                                                                                                   ------------
                                                                                                                     10,425,000

--------------------------------------------------------------------------------------------------------------------------------
 FINANCIALS--3.2%
--------------------------------------------------------------------------------------------------------------------------------
 DIVERSIFIED FINANCIALS--2.2%
  E*TRADE Group, Inc., 6% Cv. Unsec. Sub. Nts., 2/1/07                                                 6,000,000      6,165,000
--------------------------------------------------------------------------------------------------------------------------------
 GATX Corp.:
  7.50% Cv. Sr. Unsec. Nts., 2/1/07 2                                                                  2,000,000      2,342,500
  7.50% Cv. Sr. Unsec. Nts., 2/1/07                                                                    1,000,000      1,171,250
--------------------------------------------------------------------------------------------------------------------------------
 Providian Financial Corp., 3.25% Cv. Sr. Unsec. Nts., 8/15/05                                         5,000,000      4,762,500
                                                                                                                   ------------
                                                                                                                     14,441,250

--------------------------------------------------------------------------------------------------------------------------------
 REAL ESTATE--1.0%
 EOP Operating LP, 7.25% Cv. Sr. Nts., 11/15/08 2                                                      6,000,000      6,375,000
--------------------------------------------------------------------------------------------------------------------------------
 HEALTH CARE--9.5%
--------------------------------------------------------------------------------------------------------------------------------
 BIOTECHNOLOGY--4.1%
 Amgen, Inc., Zero Coupon Cv. Sr. Unsec. Unsub. Liquid Yield
  Option Nts., 3/1/32 1                                                                                9,500,000      7,208,125
--------------------------------------------------------------------------------------------------------------------------------
 Celgene Corp., 1.75% Cv. Sr. Nts., 6/1/08 2                                                           2,500,000      3,000,000
--------------------------------------------------------------------------------------------------------------------------------
 Genzyme Corp., 3% Cv. Unsec. Sub. Debs., 5/15/21                                                      4,000,000      4,070,000
--------------------------------------------------------------------------------------------------------------------------------
 Gilead Sciences, Inc., 2% Cv. Sr. Unsec. Nts., 12/15/07                                               2,500,000      3,425,000
--------------------------------------------------------------------------------------------------------------------------------
 Invitrogen Corp., 5.50% Cv. Unsec. Sub. Nts., 3/1/07                                                  5,000,000      5,187,500
--------------------------------------------------------------------------------------------------------------------------------
 Sepracor, Inc., 5.75% Cv. Unsec. Sub. Nts., 11/15/06                                                  3,500,000      3,521,875
                                                                                                                   ------------
                                                                                                                     26,412,500

--------------------------------------------------------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--0.8%
 Medtronic, Inc., 1.25% Unsec. Debs., 9/15/21 2                                                        5,000,000      5,143,750
--------------------------------------------------------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--2.1%
 Health Management Associates, Inc., 1.50% Cv. Sr. Sub. Nts., 8/1/23 2                                 5,000,000      5,525,000
--------------------------------------------------------------------------------------------------------------------------------
 Quest Diagnostics, Inc., 1.75% Cv. Sr. Unsec. Debs., 11/30/21                                         4,000,000      4,125,000

15 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS  CONTINUED
-------------------------------------------------------------------------------

                                                                                                      PRINCIPAL    MARKET VALUE
                                                                                                       AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES Continued
 WebMD Corp., 1.75% Cv. Sub. Nts., 6/15/23 2                                                         $ 4,000,000   $  3,585,000
                                                                                                                   ------------
                                                                                                                     13,235,000

--------------------------------------------------------------------------------------------------------------------------------
 PHARMACEUTICALS--2.5%

 IVAX Corp., 5.50% Cv. Sr. Unsec. Sub. Nts., 5/15/07                                                   3,500,000      3,644,375
--------------------------------------------------------------------------------------------------------------------------------
 Roche Holdings, Inc., Zero Coupon Cv. Nts., 7/25/21 1                                                 5,000,000      3,093,750
--------------------------------------------------------------------------------------------------------------------------------
 Teva Pharmaceuticals Finance Netherlands BV,
 0.75% Cv. Sr. Unsec. Nts., 8/15/21                                                                    3,000,000      4,035,000
--------------------------------------------------------------------------------------------------------------------------------
 Watson Pharmaceuticals, Inc., 1.75% Cv. Sr. Unsec. Debs., 3/15/23 2                                   4,000,000      5,285,000
                                                                                                                   ------------
                                                                                                                     16,058,125

--------------------------------------------------------------------------------------------------------------------------------
 INDUSTRIALS--4.4%
--------------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--2.8%
 Tyco International Group SA:
 2.75% Cv. Sr. Unsec. Unsub. Debs., 1/15/18                                                           11,000,000     14,093,750
 2.75% Cv. Sr. Unsec. Unsub. Debs., Series A, 1/15/18 2                                                3,000,000      3,843,750
                                                                                                                   ------------
                                                                                                                     17,937,500

--------------------------------------------------------------------------------------------------------------------------------
 MACHINERY--1.6%
 Danaher Corp., Zero Coupon Cv. Sr. Unsec. Unsub. Liquid
 Yield Option Nts., 1/22/21 1                                                                          5,000,000      3,512,500
--------------------------------------------------------------------------------------------------------------------------------
 Navistar Financial Corp., 4.75% Cv. Unsec. Sub. Nts., 4/1/09                                          4,000,000      4,325,000
--------------------------------------------------------------------------------------------------------------------------------
 SystemOne Technologies, Inc.:
 8.25% Cv. Sub. Nts., 12/31/05 4                                                                       3,084,881      1,079,708
 8.25% Cv. Sub. Nts., 12/31/05 4                                                                       2,962,671      1,036,935
                                                                                                                   ------------
                                                                                                                      9,954,143

--------------------------------------------------------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--17.4%
--------------------------------------------------------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--3.5%
 Commscope, Inc., 4% Cv. Jr. Unsec. Sub. Nts., 12/15/06                                                4,000,000      3,850,000
--------------------------------------------------------------------------------------------------------------------------------
 Comverse Technology, Inc., Zero Coupon Cv. Sr. Unsec. Zero Yield
 Puttable Securities, 5/15/23 1                                                                        4,500,000      5,310,000
--------------------------------------------------------------------------------------------------------------------------------
 Corning, Inc., 3.50% Cv. Sr. Unsec. Debs., 11/1/08                                                    3,000,000      3,731,250
--------------------------------------------------------------------------------------------------------------------------------
 Juniper Networks, Inc., 4.75% Cv. Unsec. Sub. Nts., 3/15/07                                           1,037,000      1,062,925
--------------------------------------------------------------------------------------------------------------------------------
 Lucent Technologies, Inc., 2.75% Cv. Sr. Unsec. Debs., Series B, 6/15/25                              4,000,000      4,745,000
--------------------------------------------------------------------------------------------------------------------------------
 Nortel Networks Corp.:
 4.25% Cv. Sr. Unsec. Nts., 9/1/08 2                                                                   2,000,000      1,902,500
 4.25% Cv. Sr. Unsec. Nts., 9/1/08                                                                     2,000,000      1,902,500
                                                                                                                   ------------
                                                                                                                     22,504,175

--------------------------------------------------------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--3.6%
 Agilent Technologies, Inc.:
 3% Cv. Sr. Unsec. Debs., 12/1/21 3                                                                    2,500,000      2,743,750
 3% Cv. Sr. Unsec. Nts., 12/1/21 2,3                                                                   3,000,000      3,292,500
--------------------------------------------------------------------------------------------------------------------------------
 Celestica, Inc., Zero Coupon Cv. Liquid Yield Option Nts., 8/1/20 1                                   8,000,000      4,270,000
--------------------------------------------------------------------------------------------------------------------------------
 Flextronics International Ltd., 1% Cv. Unsec. Nts., 8/1/10 2                                          3,500,000      4,204,375

16 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                                                                      PRINCIPAL    MARKET VALUE
                                                                                                       AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
 Solectron Corp., Zero Coupon Cv. Sr. Unsec. Unsub. Liquid Yield
 Option Nts., 11/20/20 1                                                                             $ 7,000,000   $  4,007,500
--------------------------------------------------------------------------------------------------------------------------------
 Vishay Intertechnology, Inc., 3.625% Cv. Sub. Nts., 8/1/23 2                                          3,000,000      4,245,000
                                                                                                                   ------------
                                                                                                                     22,763,125

--------------------------------------------------------------------------------------------------------------------------------
 IT CONSULTING & SERVICES--1.8%
 DST Systems, Inc., 4.125% Cv. Sr. Unsec. Debs., Series A, 8/15/23 2                                   5,500,000      6,586,250
--------------------------------------------------------------------------------------------------------------------------------
 Electronic Data Systems Corp., 3.875% Cv. Sr. Nts., 7/15/23 2                                         5,000,000      5,243,750
                                                                                                                   ------------
                                                                                                                     11,830,000

--------------------------------------------------------------------------------------------------------------------------------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS--4.1%
 Advanced Micro Devices, Inc., 4.75% Cv. Sr. Unsec. Debs., 2/1/22 3                                    4,000,000      4,100,000
--------------------------------------------------------------------------------------------------------------------------------
 Agere Systems, Inc., 6.50% Cv. Unsec. Unsub. Nts., 12/15/09
 (cv. into Agere Systems, Inc., Cl. A common stock)                                                    3,000,000      4,125,000
--------------------------------------------------------------------------------------------------------------------------------
 International Rectifier Corp., 4.25% Cv. Sub. Nts., 7/15/07 2                                         4,000,000      4,020,000
--------------------------------------------------------------------------------------------------------------------------------
 Lam Research Corp., 4% Cv. Unsec. Sub. Nts., 6/1/06                                                   4,500,000      4,635,000
--------------------------------------------------------------------------------------------------------------------------------
 LSI Logic Corp., 4% Cv. Sub. Nts., 5/15/10 2                                                          5,000,000      5,581,250
--------------------------------------------------------------------------------------------------------------------------------
 Micron Technology, Inc., 2.50% Cv. Unsec. Sub. Nts., 2/1/10 2                                         3,000,000      3,982,500
                                                                                                                   ------------
                                                                                                                     26,443,750

--------------------------------------------------------------------------------------------------------------------------------
 SOFTWARE--4.4%
 BEA Systems, Inc., 4% Cv. Unsub. Nts., 12/15/06                                                       4,000,000      4,035,000
--------------------------------------------------------------------------------------------------------------------------------
 Computer Associates International, Inc.:
 5% Cv. Sr. Nts., 3/15/07 2                                                                            4,000,000      5,180,000
 5% Cv. Sr. Unsec. Nts., 3/15/07                                                                       1,500,000      1,942,500
--------------------------------------------------------------------------------------------------------------------------------
 Fair Issac Corp., 1.50% Cv. Sr. Nts., 8/15/23 2                                                       4,500,000      4,663,125
--------------------------------------------------------------------------------------------------------------------------------
 Mentor Graphics Corp.:
 6.875% Cv. Sub. Nts., 6/15/07 2                                                                       2,000,000      2,137,500
 6.875% Cv. Unsec. Sub. Nts., 6/15/07                                                                  1,000,000      1,068,750
--------------------------------------------------------------------------------------------------------------------------------
 Mercury Interactive Corp.:
 4.75% Cv. Nts., 7/1/07 2                                                                              4,000,000      3,985,000
 4.75% Cv. Unsec. Sub. Nts., 7/1/07                                                                    1,000,000        996,250
--------------------------------------------------------------------------------------------------------------------------------
 Veritas Software Corp., 0.25% Cv. Sub. Nts., 8/1/13 2                                                 4,000,000      4,380,000
                                                                                                                   ------------
                                                                                                                     28,388,125

--------------------------------------------------------------------------------------------------------------------------------
 MATERIALS--2.0%
--------------------------------------------------------------------------------------------------------------------------------
 CONTAINERS & PACKAGING--0.8%
 Sealed Air Corp., 3% Cv. Nts., 6/30/33 2                                                              5,000,000      5,312,500
--------------------------------------------------------------------------------------------------------------------------------
 METALS & MINING--1.2%
 Freeport-McMoRan Cooper & Gold, Inc.,
 7% Cv. Sr. Unsec. Unsub. Nts., 2/11/11                                                                2,000,000      3,300,000
--------------------------------------------------------------------------------------------------------------------------------
 Inco Ltd., 1% Cv. Unsec. Unsub. Debs., 3/14/23                                                        3,000,000      4,181,250
                                                                                                                   ------------
                                                                                                                      7,481,250

17 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS  CONTINUED
-------------------------------------------------------------------------------

                                                                                                      PRINCIPAL    MARKET VALUE
                                                                                                       AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
 UTILITIES--3.2%
--------------------------------------------------------------------------------------------------------------------------------
 ELECTRIC UTILITIES--2.2%
 Calpine Corp., 4.75% Cv. Sr. Unsec. Nts., 11/15/23 2                                                $ 4,000,000   $  4,135,000
--------------------------------------------------------------------------------------------------------------------------------
 CenterPoint Energy, Inc., 3.75% Cv. Sr. Nts., 5/15/23 2                                               5,000,000      5,337,500
--------------------------------------------------------------------------------------------------------------------------------
 Duke Energy Corp., 1.75% Cv. Sr. Bonds, 5/15/23                                                       4,500,000      4,668,750
                                                                                                                   ------------
                                                                                                                     14,141,250

--------------------------------------------------------------------------------------------------------------------------------
 GAS UTILITIES--1.0%
 El Paso Corp., Zero Coupon Cv. Debs., 2/28/21 1                                                      13,000,000      6,045,000
                                                                                                                   ------------
 Total Convertible Corporate Bonds and Notes (Cost $349,041,628)                                                    378,306,568

                                                                                                          SHARES
--------------------------------------------------------------------------------------------------------------------------------
 PREFERRED STOCKS--30.6%
--------------------------------------------------------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--4.2%
--------------------------------------------------------------------------------------------------------------------------------
 AUTOMOBILES--3.0%
 Ford Motor Co. Capital Trust II, 6.50% Cum. Cv. Trust
 Preferred Securities, Non-Vtg.                                                                          165,000      9,215,250
--------------------------------------------------------------------------------------------------------------------------------
 General Motors Corp., 5.25% Cv. Sr. Unsec. Debs., Series B                                              375,000     10,076,250
                                                                                                                   ------------
                                                                                                                     19,291,500

--------------------------------------------------------------------------------------------------------------------------------
 HOUSEHOLD DURABLES--0.5%
 Newell Financial Trust I, 5.25% Cum. Cv. Quarterly Income
 Preferred Securities, Non-Vtg.                                                                           70,000      3,220,000
--------------------------------------------------------------------------------------------------------------------------------
 MEDIA--0.7%
 Equity Securities Trust I/Cablevision Systems Corp., 6.50% Cv., Series CVC
 (exchangeable into Cablevision NY Group, Cl. A common stock)                                            175,000      4,369,750
--------------------------------------------------------------------------------------------------------------------------------
 ENERGY--0.7%
--------------------------------------------------------------------------------------------------------------------------------
 OIL & GAS--0.7%
 Unocal Corp./Unocal Capital Trust, 6.25% Cum. Cv., Non-Vtg.                                              80,000      4,340,000
--------------------------------------------------------------------------------------------------------------------------------
 FINANCIALS--8.1%
--------------------------------------------------------------------------------------------------------------------------------
 BANKS--1.2%
 Household International, Inc., 8.875% Cv. Adjustable Conversion-Rate
 Equity Security Units (each unit has a stated amount of $25 and consists of a contract to purchase Household International, Inc. common stock and
 $25 principal amount of Household Finance Corp., 8.875% sr. unsec. nts.,
 2/15/08), Non-Vtg. 5                                                                                     70,000      3,185,000
--------------------------------------------------------------------------------------------------------------------------------
 Washington Mutual Capital Trust I, 5.375% Cum. Cv. Units (each unit consists of one preferred stock and one warrant to purchase shares of
 Washington Mutual, Inc.), Non-Vtg. 2,5                                                                   75,000      4,174,500
--------------------------------------------------------------------------------------------------------------------------------
 Washington Mutual, Inc., 5.375% Cum. Cv. Units (each unit consists of one preferred stock and one warrant to purchase shares of
 Washington Mutual, Inc.), Non-Vtg. 5                                                                     10,000        556,600
                                                                                                                   ------------
                                                                                                                      7,916,100

--------------------------------------------------------------------------------------------------------------------------------
 DIVERSIFIED FINANCIALS--0.5%
 Capital One Financial Corp., 6.25% Cv. Upper DECS (each upper DECS has a stated amount of $50 and consists of a forward purchase contract to purchase Capital One Financial Corp. common stock and $50 principal
 amount of Capital One Financial Corp., 6.25% sr. nts., 5/17/07) 5                                        70,000      3,355,800

18 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                                                                                   MARKET VALUE
                                                                                                          SHARES   SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
 INSURANCE--4.9%
 Chubb Corp. (The), 7% Cv. Equity Units (each unit consists of one warrant to purchase Chubb Corp. (The) common stock and $25 principal
 amount of Chubb Corp. (The), 4% sr. nts., 11/16/07) 5                                                   170,000   $  4,855,200
--------------------------------------------------------------------------------------------------------------------------------
 Hartford Financial Services Group, Inc. (The), 7% Cv. Equity Units
 (each unit has a stated amount of $50 and consists of a purchase contract to purchase Hartford Financial Services Group, Inc. (The) common stock and a normal unit which consists of $1,000 principal amount of Hartford Financial
 Services Group, Inc. (The), 2.56% sr. nts., 8/16/08) 5                                                   90,000      5,459,400
--------------------------------------------------------------------------------------------------------------------------------
 PMI Group, Inc. (The), 5.875% Cv. Hybrid Income Term Security Units
 (each unit has a stated value of $25 and consists of a purchase contract to purchase PMI Group, Inc. (The) common stock and a corporate unit
 which consists of PMI Group, Inc. (The), 3% sr. nts., 11/15/08) 5,6                                     140,000      3,603,600
--------------------------------------------------------------------------------------------------------------------------------
 Prudential Financial, Inc./Prudential Financial Capital Trust I, 6.75% Cum. Cv.
 Equity Security Units (each unit has a stated amount of $50 and consists of a contract to purchase Prudential Financial, Inc. common stock and a
 redeemable capital security of Prudential Financial Capital Trust I), Non-Vtg. 5                        100,000      6,510,000
--------------------------------------------------------------------------------------------------------------------------------
 Travelers Property Casualty Corp., 4.50% Cv. Jr. Unsec. Sub. Nts.                                       300,000      7,350,000
--------------------------------------------------------------------------------------------------------------------------------
 UnumProvident Corp., 8.25% Cv.                                                                          100,000      3,386,000
                                                                                                                   ------------
                                                                                                                     31,164,200

--------------------------------------------------------------------------------------------------------------------------------
 REAL ESTATE--1.5%
 Host Marriott Financial Trust, 6.75% Cv. Quarterly
 Income Preferred Securities                                                                             100,000      5,200,000
--------------------------------------------------------------------------------------------------------------------------------
 Regency Centers Corp., 2% Cv.                                                                           120,000      4,612,560
                                                                                                                   ------------
                                                                                                                      9,812,560

--------------------------------------------------------------------------------------------------------------------------------
 HEALTH CARE--2.7%
--------------------------------------------------------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--0.9%
 Baxter International, Inc., 7% Cv. Equity Units (each equity unit has a stated value of $50 and consists of a purchase contract to purchase
 Baxter International, Inc. common stock and $50 principal amount of
 Baxter International, Inc., 3.60% sr. nts., 2/16/08), Non-Vtg. 5                                        100,000      5,525,000
--------------------------------------------------------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--1.8%
 Anthem, Inc., 6% Cv. Equity Security Units (each unit has a stated amount of $50 and consists of a contract to purchase Anthem, Inc. common stock
 and $50 principal amount of Anthem, Inc., 5.95% sub. debs., 11/15/04) 5                                  25,000      2,205,750
--------------------------------------------------------------------------------------------------------------------------------
 McKesson Financing Trust, 5% Cum. Cv., Non-Vtg.                                                          90,000      4,567,500
--------------------------------------------------------------------------------------------------------------------------------
 Omnicare, Inc., 4% Cv.                                                                                   80,000      5,100,000
                                                                                                                   ------------
                                                                                                                     11,873,250

--------------------------------------------------------------------------------------------------------------------------------
 INDUSTRIALS--3.5%
--------------------------------------------------------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--1.8%
 Coltec Capital Trust, 5.25% Cv. Term Income Deferrable Equity Securities
 (cv. into Goodrich Corp. common stock and EnProIndustries, Inc.
 common stock)                                                                                            80,000      3,188,400
--------------------------------------------------------------------------------------------------------------------------------
 Northrop Grumman Corp., 7.25% Cv. Equity Security Units (each unit has a stated amount of $100 and consists of a contract to purchase Northrop
 Grumman Corp. common stock and $100 principal amount of Northrop
 Grumman Corp., 5.25% sr. unsec. nts., 11/16/04), Non-Vtg. 5                                              40,000      4,148,000

19 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS  CONTINUED
-------------------------------------------------------------------------------

                                                                                                                   MARKET VALUE
                                                                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
 AEROSPACE & DEFENSE Continued
 Raytheon Co./RC Trust I, 8.25% Cum. Cv. Equity Security Units (each unit consists of a contract to purchase Raytheon Co., Cl. B common stock and
 a trust preferred security of RC Trust I), Non-Vtg. 5                                                    75,000   $  4,071,000
                                                                                                                   ------------
                                                                                                                     11,407,400

--------------------------------------------------------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--1.7%
 Allied Waste Industries, Inc., 6.25% Cv. Sr., Non-Vtg.                                                   50,000      3,825,000
--------------------------------------------------------------------------------------------------------------------------------
 Cendant Corp., 7.75% Cv. Upper DECS (each upper DECS has a stated
 value of $50 and consists of a forward purchase contract to purchase
 Cendant Corp. common stock and $50 principal amount of Cendant
 Corp., 6.75% sr. nts., 8/17/07), Non-Vtg. 5                                                              70,000      3,504,200
--------------------------------------------------------------------------------------------------------------------------------
 United Rentals Trust I, 6.50% Cv. Quarterly Income Preferred Securities                                  85,000      3,793,125
                                                                                                                   ------------
                                                                                                                     11,122,325

--------------------------------------------------------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--2.5%
--------------------------------------------------------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--1.6%
 Lucent Technologies Capital Trust I, 7.75% Cum. Cv., Non-Vtg.                                             3,000      3,187,500
--------------------------------------------------------------------------------------------------------------------------------
 Motorola, Inc., 7% Cv. Equity Security Units (each unit has a stated
 amount of $50 and consists of a contract to purchase Motorola, Inc.
 common stock and $50 principal amount of Motorola, Inc.,
 6.50% sr. unsec. nts., 11/16/07) 5                                                                      100,000      4,343,000
--------------------------------------------------------------------------------------------------------------------------------
 Nortel Networks Corp., 7% Cv.                                                                                40      3,052,215
                                                                                                                   ------------
                                                                                                                     10,582,715

--------------------------------------------------------------------------------------------------------------------------------
 OFFICE ELECTRONICS--0.9%
 Xerox Corp., 6.25% Cv.                                                                                   45,000      5,838,750
--------------------------------------------------------------------------------------------------------------------------------
 MATERIALS--1.9%
--------------------------------------------------------------------------------------------------------------------------------
 PAPER & FOREST PRODUCTS--1.9%
 Boise Cascade Corp., 7.50% Adjustable Conversion-Rate Equity
 Security Units (each unit consists of a contract to purchase Boise
 Cascade Corp. common stock and a preferred security of Boise
 Cascade Trust I), Non-Vtg. 5                                                                             90,000      4,607,100
--------------------------------------------------------------------------------------------------------------------------------
 International Paper Capital Trust, 5.25% Cum. Cv. (cv. into International
 Paper Co. common stock), Non-Vtg.                                                                       150,000      7,612,500
                                                                                                                   ------------
                                                                                                                     12,219,600

--------------------------------------------------------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--1.8%
--------------------------------------------------------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--1.8%
 Alltel Corp., 7.75% Cv. Equity Units (each unit consists of corporate units, each with a stated value of $50 and includes a purchase contract to purchase
 Alltel Corp. common stock and $50 principal amount of Alltel Corp.,
 6.25% sr. nts., 5/17/07), Non-Vtg. 5                                                                    100,000      4,970,000
--------------------------------------------------------------------------------------------------------------------------------
 CenturyTel, Inc., 6.875% Cv. Equity Units (each unit consists of units referred to as corporate units, each with a stated amount of $25 and includes a purchase contract to purchase CenteryTel, Inc. common stock and $25 principal amount
 of CenturyTel, Inc., 6.02% sr. nts., series j, due 2007), Non-Vtg. 5                                    170,000      4,590,000

20 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                                                                                   MARKET VALUE
                                                                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES Continued
 Sprint Corp., 7.125% Cv. Unsec. Equity Units (each unit consists of units referred to as corporate units each with a stated amount of $25 and consist of $25 principal amount of Sprint Capital Corp., 6% sr. nts., 8/17/06 and a purchase
 contract to purchase Sprint Corp. (PCS Group) common stock) 5                                           250,000   $  1,775,000
                                                                                                                   ------------
                                                                                                                     11,335,000

--------------------------------------------------------------------------------------------------------------------------------
 UTILITIES--5.2%
--------------------------------------------------------------------------------------------------------------------------------
 ELECTRIC UTILITIES--3.1%
 Cinergy Corp., 9.50% Cv. Flexible Equity Linked Exchangeable Preferred
 Redeemable Increased Dividend Equity Securities (each feline prides consists of units referred to as income prides, each with a stated
 amount of $50 and includes a purchase contract for Cinergy Corp.
 common stock, and a 6.90% preferred trust security, 6.90% due 2007
 issued by Cinergy Corp. Funding Trust I) 5                                                               70,000      4,459,000
--------------------------------------------------------------------------------------------------------------------------------
 DTE Energy Co., 8.75% Cv. Equity Units (each unit has a stated value of $25 and consists of a contract to purchase DTE Energy Co. common stock and $25 principal amount of DTE Energy Co.,
 4.15% sr. unsec. nts., 8/16/07) 5                                                                       135,000      3,458,700
--------------------------------------------------------------------------------------------------------------------------------
 Duke Energy Corp., 8.25% Cv. Equity Units (each equity unit consists of units referred to as corporate units which consist of $25 principal amount of 5.87% sr. nts., due 2006 and a contract to purchase Duke Energy Corp.
 common stock), Non-Vtg. 5                                                                               100,000      1,384,000
--------------------------------------------------------------------------------------------------------------------------------
 FPL Group, Inc., 8.50% Cv. Equity Units (each unit consists of corporate units, each with a stated amount of $50 and includes a purchase contract to purchase FPL Group, Inc. common stock and $50 principal amount of
 FPL Group Capital, Inc., 4.75% debs., series a, 2/16/07) 5                                              120,000      6,927,600
--------------------------------------------------------------------------------------------------------------------------------
 TXU Corp., 8.125% Cv. Feline Prides Units (each unit consists of units referred to as Income Prides with a stated amount of $50, which includes
 $50 principal amount of TXU Corp., 5.80% sr. nts., 5/16/08 and a purchase contract to purchase TXU Corp. common stock with attached preference
 stock purchase rights, 5/16/06), Non-Vtg. 5                                                             100,000      3,361,000
                                                                                                                   ------------
                                                                                                                     19,590,300

--------------------------------------------------------------------------------------------------------------------------------
 GAS UTILITIES--0.7%
 Sempra Energy, 8.50% Cv. Equity Units (each equity unit consists of income equity units, each has a stated value of $25 and consists of a purchase contract to purchase Sempra Energy common stock and $25 principal
 mount of Sempra Energy, 5.60% sr. nts., 5/17/07) 5                                                      160,000      4,553,600
--------------------------------------------------------------------------------------------------------------------------------
 MULTI-UTILITIES--1.4%
 AES Trust III, 6.75% Cv.                                                                                 60,000      2,595,000
--------------------------------------------------------------------------------------------------------------------------------
 Williams Cos., Inc. (The):
 5.50% Cv. Jr. Unsec. Sub. Debs. 2                                                                        80,000      5,210,000
 5.50% Cv. Jr. Unsec. Sub. Debs.                                                                          20,000      1,302,500
                                                                                                                   ------------
                                                                                                                      9,107,500
                                                                                                                   ------------
 Total Preferred Stocks (Cost $172,145,006)                                                                         196,625,350

21 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS  CONTINUED

                                                                                                                   MARKET VALUE
                                                                                                          SHARES     SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
 COMMON STOCKS--1.1%
--------------------------------------------------------------------------------------------------------------------------------
 Danskin, Inc., Restricted Common Shares 4,6,7                                                         2,015,119   $         --
--------------------------------------------------------------------------------------------------------------------------------
 Johnson & Johnson                                                                                        50,000      2,583,000
--------------------------------------------------------------------------------------------------------------------------------
 Pfizer, Inc.                                                                                            120,000      4,239,600
--------------------------------------------------------------------------------------------------------------------------------
 SystemOne Technologies, Inc. 6                                                                          197,142         49,286
                                                                                                                   ------------
 Total Common Stocks (Cost $6,946,526)                                                                                6,871,886

                                                                                                           UNITS
--------------------------------------------------------------------------------------------------------------------------------
 RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------------------------------------------------------
 Danskin, Inc. Wts., Exp. 10/8/04 4,6,7                                                                  367,801             --
--------------------------------------------------------------------------------------------------------------------------------
 Portion of Danskin, Inc. Promissory Nt. to be used to purchase 53,309
 shares of restricted common stock in rights offering 4,6,7                                                   --         15,993
                                                                                                                   ------------
 Total Rights, Warrants and Certificates (Cost $15,993)                                                                  15,993

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--3.9%
--------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Nts., 3.625%, 3/31/04 (Cost $25,003,143)                                              $25,000,000     25,169,925

--------------------------------------------------------------------------------------------------------------------------------
 STRUCTURED NOTES--2.7%
--------------------------------------------------------------------------------------------------------------------------------
 Bank of America Corp., Linked Sr. Nts., Series RTY, 7%, 3/3/04
 (redemption linked to the Russell 2000 Index)                                                         6,500,000      7,221,700
--------------------------------------------------------------------------------------------------------------------------------
 Credit Suisse First Boston Corp. (New York Branch),
 6% Equity Linked Nts., 12/23/04 (redemption linked to
 Comcast Corp., Cl. A Special common stock)                                                              165,800      5,098,349
--------------------------------------------------------------------------------------------------------------------------------
 Merrill Lynch & Co., Inc., Capped Appreciation Linked Nts.,
 5%, 12/30/04 (linked to the performance of Wyeth) 2                                                   5,000,000      5,018,500
                                                                                                                   ------------
 Total Structured Notes (Cost $16,495,551)                                                                           17,338,549

--------------------------------------------------------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--3.0%
--------------------------------------------------------------------------------------------------------------------------------
 Undivided interest of 10% in joint repurchase agreement (Principal
 Amount/Market Value $190,001,000, with a maturity value of $190,009,444) with
 Banc One Capital Markets, Inc., 0.80%, dated 12/31/03, to be repurchased at
 $19,009,845 on 1/2/04, collateralized by U.S. Treasury Bonds, 4.25%, 11/30/13,
 with a value of $194,000,862 (Cost $19,009,000)                                                      19,009,000     19,009,000

--------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $588,656,847)                                                           100.2%   643,337,271
--------------------------------------------------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS                                                                      (0.2)    (1,431,113)
                                                                                                     --------------------------
 NET ASSETS                                                                                                100.0%  $641,906,158
                                                                                                     ==========================

22 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents a zero coupon bond.
2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $191,541,975 or 29.84% of the Fund's net assets as of December 31, 2003.
3. Represents the current interest rate for a variable or increasing rate security.
4. Identifies issues considered to be illiquid or restricted. See Note 6 of Notes to Financial Statements.
5. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.
6. Non-income producing security.
7. Received as the result of issuer reorganization. Currently has minimal market value.

Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2003. There were no affiliate securities held by the Fund as of December 31, 2003. Transactions during the period in which the issuer was an affiliate are as follows:

                                   SHARES/UNITS                                   SHARES/UNITS
                                   DECEMBER 31,         GROSS          GROSS      DECEMBER 31,        REALIZED
                                           2002     ADDITIONS     REDUCTIONS              2003            LOSS
---------------------------------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Danskin, Inc.                         2,610,710            --      2,610,710                --     $ 3,047,417
Danskin, Inc. Restricted
Common Shares*                        2,015,119            --             --         2,015,119              --
Danskin, Inc. Wts., Exp. 10/8/04*       367,801            --             --           367,801              --
Portion of Danskin, Inc.
Promissory Nt. to be used to
purchase 53,309 shares of
restricted common stock
in rights offering*                          --            --             --                --              --
                                                                                                   -----------
                                                                                                   $ 3,047,417
                                                                                                   ===========

*No longer an affiliate as of December 31, 2003.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

23 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES  DECEMBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
 ASSETS
--------------------------------------------------------------------------------------------
 Investments, at value (cost $588,656,847)--see accompanying statement         $ 643,337,271
--------------------------------------------------------------------------------------------
 Cash                                                                                614,518
--------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest, dividends and principal paydowns                                        3,447,429
 Shares of beneficial interest sold                                                1,389,451
 Investments sold                                                                    954,799
 Other                                                                                27,799
                                                                               -------------
 Total assets                                                                    649,771,267

--------------------------------------------------------------------------------------------
 LIABILITIES
--------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                             5,763,425
 Shares of beneficial interest redeemed                                            1,444,604
 Distribution and service plan fees                                                  378,802
 Trustees' compensation                                                              111,692
 Transfer and shareholder servicing agent fees                                        81,654
 Shareholder reports                                                                  55,328
 Other                                                                                29,604
                                                                               -------------
 Total liabilities                                                                 7,865,109

--------------------------------------------------------------------------------------------
 NET ASSETS                                                                    $ 641,906,158
                                                                               =============

--------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------
 Paid-in capital                                                               $ 721,365,236
--------------------------------------------------------------------------------------------
 Accumulated net investment loss                                                    (970,782)
--------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments                                   (133,168,720)
--------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                       54,680,424
                                                                               -------------
 NET ASSETS                                                                    $ 641,906,158
                                                                               =============

24 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $310,641,497 and 23,401,073 shares of beneficial interest outstanding)               $13.27
 Maximum offering price per share (net asset value plus sales charge of 5.75% of
 offering price)                                                                      $14.08
--------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $133,057,612
 and 10,008,143 shares of beneficial interest outstanding)                            $13.29
--------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $82,148,554
 and 6,191,814 shares of beneficial interest outstanding)                             $13.27
--------------------------------------------------------------------------------------------
 Class M Shares:
 Net asset value and redemption price per share (based on net assets of
 $114,600,010 and 8,638,207 shares of beneficial interest outstanding)                $13.27
 Maximum offering price per share (net asset value plus sales charge of 3.25% of
 offering price)                                                                      $13.72
--------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,458,485
 and 109,875 shares of beneficial interest outstanding)                               $13.27

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

25 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF OPERATIONS  FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
 INVESTMENT INCOME
--------------------------------------------------------------------------------------------
 Interest                                                                       $ 19,024,873
--------------------------------------------------------------------------------------------
 Dividends                                                                        12,211,024
                                                                                ------------
 Total investment income                                                          31,235,897

--------------------------------------------------------------------------------------------
 EXPENSES
--------------------------------------------------------------------------------------------
 Management fees                                                                   2,755,382
--------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                             599,232
 Class B                                                                           1,398,157
 Class C                                                                             697,297
 Class M                                                                             766,119
 Class N                                                                               3,698
--------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                             423,353
 Class B                                                                             288,769
 Class C                                                                             121,800
 Class M                                                                             114,152
 Class N                                                                               2,492
--------------------------------------------------------------------------------------------
 Accounting service fees                                                             174,795
--------------------------------------------------------------------------------------------
 Trustees' compensation                                                               49,164
--------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                          11,191
--------------------------------------------------------------------------------------------
 Other                                                                                18,729
                                                                                ------------
 Total expenses                                                                    7,424,330
 Less reduction to custodian expenses                                                 (2,914)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class A      (1,975)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class B      (1,366)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class C        (530)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class M        (581)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class N        (174)
                                                                                ------------
 Net expenses                                                                      7,416,790

--------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                            23,819,107

--------------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------------------
 Net realized gain (loss) on:
 Investments:
   Unaffiliated companies                                                         32,229,419
   Affiliated companies                                                           (3,047,417)
 Closing and expiration of option contracts written                                   96,305
                                                                                ------------
 Net realized gain                                                                29,278,307
--------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on investments              64,594,391

--------------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           $117,691,805
                                                                                ============

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

 YEAR ENDED DECEMBER 31,                                                2003           2002
-------------------------------------------------------------------------------------------------
 OPERATIONS
-------------------------------------------------------------------------------------------------
 Net investment income                                              $ 23,819,107   $  25,383,283
-------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                             29,278,307     (85,635,374)
-------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                 64,594,391      12,007,604
                                                                    -----------------------------
 Net increase (decrease) in net assets resulting from operations     117,691,805     (48,244,487)

-------------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                             (11,367,661)    (10,356,782)
 Class B                                                              (5,345,568)     (9,416,327)
 Class C                                                              (2,624,294)     (3,014,487)
 Class M                                                              (4,627,938)     (5,875,935)
 Class N                                                                 (28,916)        (11,341)

-------------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                              66,001,751      38,583,437
 Class B                                                             (43,825,244)   (103,076,509)
 Class C                                                               9,713,833      (7,317,685)
 Class M                                                             (11,782,752)    (20,269,990)
 Class N                                                                 938,567         381,879

-------------------------------------------------------------------------------------------------
 NET ASSETS
-------------------------------------------------------------------------------------------------
 Total increase (decrease)                                           114,743,583    (168,618,227)
-------------------------------------------------------------------------------------------------
 Beginning of period                                                 527,162,575     695,780,802
                                                                    -----------------------------
 End of period [including accumulated net investment loss of
 $970,782 and $1,934,293, respectively]                             $641,906,158   $ 527,162,575
                                                                    =============================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

27 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

 CLASS A     YEAR ENDED DECEMBER 31,                  2003          2002          2001          2000          1999
----------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                $11.29        $12.76        $13.85        $16.36        $14.84
----------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  .56           .57           .48           .72           .70
 Net realized and unrealized gain (loss)               1.98         (1.41)         (.94)        (1.45)         2.66
                                                   -------------------------------------------------------------------
 Total from investment operations                      2.54          (.84)         (.46)         (.73)         3.36
----------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  (.56)         (.63)         (.63)         (.72)         (.70)
 Distributions from net realized gain                    --            --            --         (1.06)        (1.14)
                                                   -------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       (.56)         (.63)         (.63)        (1.78)        (1.84)
----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                      $13.27        $11.29        $12.76        $13.85        $16.36
                                                   ===================================================================

----------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                   22.95%        (6.59)%       (3.30)%       (4.81)%       23.37%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)          $310,641      $202,968      $187,458      $210,903      $220,671
----------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                 $252,347      $190,677      $197,514      $225,938      $207,008
----------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                 4.48%         4.77%         3.58%         4.42%         4.55%
 Total expenses                                        0.94% 3,4     0.99% 3       0.95% 3       0.90% 3       0.95% 3
----------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 61%           52%           69%          127%           95%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

 CLASS B     YEAR ENDED DECEMBER 31,                  2003          2002          2001          2000          1999
----------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                $11.30        $12.79        $13.87        $16.38        $14.87
----------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  .43           .43           .38           .59           .59
 Net realized and unrealized gain (loss)               2.02         (1.38)         (.93)        (1.45)         2.65
                                                   -------------------------------------------------------------------
 Total from investment operations                      2.45          (.95)         (.55)         (.86)         3.24
----------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  (.46)         (.54)         (.53)         (.59)         (.59)
 Distributions from net realized gain                    --            --            --         (1.06)        (1.14)
                                                   -------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       (.46)         (.54)         (.53)        (1.65)        (1.73)
----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                      $13.29        $11.30        $12.79        $13.87        $16.38
                                                   ===================================================================

----------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                   22.07%        (7.44)%       (3.97)%       (5.55)%       22.35%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)          $133,058      $154,350      $286,829      $373,860      $431,370
----------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                 $139,757      $213,259      $330,806      $418,592      $414,611
----------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                 3.79%         3.95%         2.75%         3.62%         3.79%
 Total expenses                                        1.74% 3,4     1.77% 3       1.71% 3       1.70% 3       1.71% 3
----------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 61%           52%           69%          127%           95%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

29 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS  CONTINUED
--------------------------------------------------------------------------------

 CLASS C     YEAR ENDED DECEMBER 31,                  2003          2002          2001          2000          1999
----------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                $11.28        $12.76        $13.84        $16.35        $14.84
----------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  .46           .46           .38           .59           .59
 Net realized and unrealized gain (loss)               1.99         (1.40)         (.93)        (1.45)         2.65
                                                   -------------------------------------------------------------------
 Total from investment operations                      2.45          (.94)         (.55)         (.86)         3.24
----------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  (.46)         (.54)         (.53)         (.59)         (.59)
 Distributions from net realized gain                    --            --            --         (1.06)        (1.14)
                                                   -------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       (.46)         (.54)         (.53)        (1.65)        (1.73)
----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                      $13.27        $11.28        $12.76        $13.84        $16.35
                                                   ===================================================================

----------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                   22.14%        (7.39)%       (3.98)%       (5.56)%       22.41%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)           $82,149       $61,031       $76,846       $91,567       $94,352
----------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $69,787       $66,391       $85,774       $96,574       $94,329
 Ratios to average net assets: 2
 Net investment income                                 3.73%         3.97%         2.80%         3.62%         3.80%
 Total expenses                                        1.70% 3,4     1.76% 3       1.71% 3       1.70% 3       1.70% 3
----------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 61%           52%           69%          127%           95%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

 CLASS M     YEAR ENDED DECEMBER 31,                  2003          2002          2001          2000          1999
----------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                $11.28        $12.76        $13.84        $16.35        $14.84
----------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  .50           .49           .41           .64           .63
 Net realized and unrealized gain (loss)               2.00         (1.40)         (.93)        (1.45)         2.65
                                                   -------------------------------------------------------------------
 Total from investment operations                      2.50          (.91)         (.52)         (.81)         3.28
----------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  (.51)         (.57)         (.56)         (.64)         (.63)
 Distributions from net realized gain                    --            --            --         (1.06)        (1.14)
                                                   -------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       (.51)         (.57)         (.56)        (1.70)        (1.77)
----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                      $13.27        $11.28        $12.76        $13.84        $16.35
                                                   ===================================================================

----------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                   22.59%        (7.16)%       (3.72)%       (5.30)%       22.74%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)          $114,600      $108,426      $144,612      $181,521      $234,023
----------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                 $110,337      $122,897      $160,919      $213,617      $235,419
 Ratios to average net assets: 2
 Net investment income                                 4.16%         4.24%         3.04%         3.90%         4.06%
 Total expenses                                        1.32% 3,4     1.51% 3       1.45% 3       1.42% 3       1.45% 3
----------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 61%           52%           69%          127%           95%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

31 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS  CONTINUED
--------------------------------------------------------------------------------

 CLASS N     YEAR ENDED DECEMBER 31,                                2003          2002          2001 1
--------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                              $11.29        $12.76        $13.68
--------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                                .49           .55           .42
 Net realized and unrealized gain (loss)                             2.00         (1.43)         (.84)
                                                                 ---------------------------------------
 Total from investment operations                                    2.49          (.88)         (.42)
--------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                (.51)         (.59)         (.50)
 Distributions from net realized gain                                  --            --            --
                                                                 ---------------------------------------
 Total dividends and/or distributions to shareholders                (.51)         (.59)         (.50)
--------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                    $13.27        $11.29        $12.76
                                                                 =======================================

--------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                                 22.45%        (6.92)%       (3.02)%
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                          $1,458          $388           $36
--------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                 $  743          $205           $10
--------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                               3.87%         4.38%         5.45%
 Total expenses                                                      1.37%         1.43%         1.22%
 Expenses after expense reimbursement or fee waiver
 and reduction to custodian expenses                                 1.35%         1.38%          N/A 4
--------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                               61%           52%           69%

1. For the period from March 1, 2001 (inception of offering) to December 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 -------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Convertible Securities Fund (the Fund), a portfolio of the Bond Fund Series, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class M and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class M shares are sold with a reduced front-end sales charge. Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C, M and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

 -------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
 -------------------------------------------------------------------------------
 STRUCTURED NOTES. The Fund invests in structured notes whose market values and redemption prices are linked to the market value of specific securities. The structured notes are leveraged, which increases the Fund's exposure to changes in prices of the underlying securities and increases the volatility of each note's market value relative to the change in the underlying security prices. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The

33 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  CONTINUED
--------------------------------------------------------------------------------

 -------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 Fund records a realized gain or loss when a structured note is sold or matures. As of December 31, 2003, the market value of these securities comprised 2.7% of the Fund's net assets, and resulted in unrealized gains of $842,998.

 -------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

 -------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

 -------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                    NET UNREALIZED
                                                                      APPRECIATION
                                                                  BASED ON COST OF
 UNDISTRIBUTED      UNDISTRIBUTED          ACCUMULATED        SECURITIES AND OTHER
 NET INVESTMENT         LONG-TERM                 LOSS     INVESTMENTS FOR FEDERAL
 INCOME                      GAIN     CARRYFORWARD 1,2         INCOME TAX PURPOSES
 ---------------------------------------------------------------------------------
 $1,184,025                   $--         $131,926,100                 $51,387,836

 1. As of December 31, 2003, the Fund had $131,926,100 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2003, details of the capital loss carryforwards were as follows:

                              EXPIRING
                              ----------------------
                              2009      $ 41,459,104
                              2010        90,466,996
                                        ------------
                              Total     $131,926,100
                                        =============

 2. During the fiscal year December 31, 2003, the Fund utilized $21,570,184 of capital loss carryforward to offset capital gains realized in that fiscal year. During the fiscal year December 31, 2002, the Fund did not utilize any capital loss carryforwards.

34 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2003. Net assets of the Fund were unaffected by the reclassifications.

                 REDUCTION TO             INCREASE TO
                 ACCUMULATED          ACCUMULATED NET
                 NET INVESTMENT      REALIZED LOSS ON
                 LOSS                     INVESTMENTS
                 ------------------------------------
                 $1,138,781                $1,138,781

 The tax character of distributions paid during the years ended December 31, 2003 and December 31, 2002 was as follows:

                                                YEAR ENDED            YEAR ENDED
                                         DECEMBER 31, 2003     DECEMBER 31, 2002
                 ---------------------------------------------------------------
                 Distributions paid from:
                 Ordinary income               $23,994,377           $28,674,872

 The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost of securities       $591,949,435
                                                      ============

                 Gross unrealized appreciation        $ 59,480,921
                 Gross unrealized depreciation         (8,093,085)
                                                      ------------
                 Net unrealized appreciation          $ 51,387,836
                                                      ============

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended December 31, 2003, the Fund's projected benefit obligations were increased by $16,097 and payments of $2,372 were made to retired trustees, resulting in an accumulated liability of $104,840 as of December 31, 2003.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

35 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  CONTINUED
--------------------------------------------------------------------------------

 -------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

 -------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

 -------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

 -------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

 -------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            YEAR ENDED DECEMBER 31, 2003      YEAR ENDED DECEMBER 31, 2002
                                  SHARES          AMOUNT           SHARES           AMOUNT
 ------------------------------------------------------------------------------------------
 CLASS A
 Sold                         10,293,699    $125,272,357        8,236,543    $  96,210,339
 Dividends and/or
 distributions reinvested        717,012       8,840,852          712,104        8,199,709
 Redeemed                     (5,594,158)    (68,111,458)      (5,651,194)     (65,826,611)
                              -------------------------------------------------------------
 Net increase                  5,416,553    $ 66,001,751        3,297,453    $  38,583,437
                              =============================================================

 ------------------------------------------------------------------------------------------
 CLASS B
 Sold                          2,802,713    $ 34,182,973        1,455,217    $  17,209,549
 Dividends and/or
 distributions reinvested        300,964       3,678,039          550,830        6,406,897
 Redeemed                     (6,750,493)    (81,686,256)     (10,784,316)    (126,692,955)
                              -------------------------------------------------------------
 Net decrease                 (3,646,816)   $(43,825,244)      (8,778,269)   $(103,076,509)
                              =============================================================

36 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                            YEAR ENDED DECEMBER 31, 2003      YEAR ENDED DECEMBER 31, 2002
                                  SHARES          AMOUNT           SHARES           AMOUNT
 ------------------------------------------------------------------------------------------
 CLASS C
 Sold                          1,914,058    $ 23,378,006          947,643     $ 10,925,314
 Dividends and/or
 distributions reinvested        144,706       1,777,170          173,843        2,006,345
 Redeemed                     (1,277,679)    (15,441,343)      (1,734,724)     (20,249,344)
                              ------------------------------------------------------------
 Net increase (decrease)         781,085    $  9,713,833         (613,238)    $ (7,317,685)
                              =============================================================

 ------------------------------------------------------------------------------------------
 CLASS M
 Sold                            223,208    $  2,730,862          169,391     $  1,991,974
 Dividends and/or
 distributions reinvested        264,332       3,234,301          344,816        3,977,838
 Redeemed                     (1,462,362)    (17,747,915)      (2,237,918)     (26,239,802)
                              -------------------------------------------------------------
 Net decrease                   (974,822)   $(11,782,752)      (1,723,711)    $(20,269,990)
                              =============================================================

-------------------------------------------------------------------------------------------
 CLASS N
 Sold                             89,088    $  1,101,574           37,735     $    451,651
 Dividends and/or
 distributions reinvested          2,161          27,095              855            9,599
 Redeemed                        (15,713)       (190,102)          (7,108)         (79,371)
                              -------------------------------------------------------------
 Net increase                     75,536    $    938,567           31,482     $    381,879
                              =============================================================

 -------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2003, were $346,402,469 and $299,537,010, respectively.

 -------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.625% of the first $50 million of average annual net assets of the Fund, 0.50% of the next $250 million and 0.4375% of average annual net assets over $300 million.

 -------------------------------------------------------------------------------
 ACCOUNTING FEES. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of net assets and $9,000 for each additional $30 million of net assets. During the year ended, the Fund paid $174,795 to the Manager for accounting and pricing services.

 -------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2003, the Fund paid $944,910 to OFS for services to the Fund.

37 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  CONTINUED
--------------------------------------------------------------------------------

 -------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.

 -------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

 -------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions for personal services and account maintenance services they provide for their customers who hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

 -------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C, CLASS M AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C, Class M and Class N shares to compensate the Distributor for its services in connection with the distribution of these shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares, 0.50% per year on Class M shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C, Class M or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2003 for Class B, Class C and Class N shares was $3,330,489, $2,068,728 and $21,760, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

 -------------------------------------------------------------------------------
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

38 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                            CLASS A          CLASS B          CLASS C          CLASS N
                           CLASS A         CLASS M       CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                         FRONT-END       FRONT-END   DEFERRED SALES   DEFERRED SALES   DEFERRED SALES   DEFERRED SALES
                     SALES CHARGES   SALES CHARGES          CHARGES          CHARGES          CHARGES          CHARGES
                       RETAINED BY     RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
 YEAR ENDED            DISTRIBUTOR     DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
 ---------------------------------------------------------------------------------------------------------------------
 December 31, 2003        $248,513          $7,400           $6,904         $325,658           $5,278             $889

 -------------------------------------------------------------------------------
 5. OPTION ACTIVITY
 The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
    Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
    The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

 Written option activity for the year ended December 31, 2003 was as follows:

                                                       CALL OPTIONS
                                     -------------------------------
                                         NUMBER OF        AMOUNT OF
                                         CONTRACTS         PREMIUMS
--------------------------------------------------------------------
 Options outstanding as of
 December 31, 2002                              --        $      --
 Options written                             1,800          446,093
 Options closed or expired                  (1,800)        (446,093)
                                     -------------------------------
 Options outstanding as of
 December 31, 2003                              --        $      --
                                     ==============================

39 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  CONTINUED
--------------------------------------------------------------------------------

 -------------------------------------------------------------------------------
 6. ILLIQUID OR RESTRICTED SECURITIES
 As of December 31, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 2003 was $2,132,636, which represents 0.33% of the Fund's net assets, of which $15,993 is considered restricted. Information concerning restricted securities is as follows:

                                        ACQUISITION              VALUATION AS OF     UNREALIZED
 SECURITY                                     DATES       COST     DEC. 31, 2003   DEPRECIATION
 ----------------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 Danskin, Inc. Restricted Common Shares     8/14/95   $528,136           $    --       $528,136
 Danskin, Inc. Wts., Exp. 10/8/04           8/14/95         --                --             --
 Portion of Danskin, Inc. Promissory Nt.
 to be used to purchase 53,309 shares
 of restricted common stock in
 rights offering                            8/14/95     15,993            15,993             --

 -------------------------------------------------------------------------------
 7. BORROWING AND LENDING ARRANGEMENTS
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Trustees to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the year ended or at December 31, 2003.

40 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
 THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
 OPPENHEIMER BOND FUND SERIES:
 We have audited the accompanying statement of assets and liabilities of Oppenheimer Convertible Securities Fund (a portfolio of the Bond Fund Series) including the statement of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended December 31, 1999, were audited by other auditors whose report dated January 24, 2000, expressed an unqualified opinion on this information.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Convertible Securities Fund as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

 KPMG LLP

 Denver, Colorado
 January 23, 2004

41 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FEDERAL INCOME TAX INFORMATION  UNAUDITED
--------------------------------------------------------------------------------

 -------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    Dividends, if any, paid by the Fund during the fiscal year ended December 31, 2003 which are not designated as capital gain distributions should be multiplied by 2.56% to arrive at the amount eligible for the corporate dividend-received deduction.
    A portion, if any, of the dividends paid by the Fund during the fiscal year ended December 31, 2003 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $11,904,339 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2004, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

PORTFOLIO PROXY VOTING  POLICIES AND PROCEDURES  UNAUDITED
--------------------------------------------------------------------------------

 -------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.

42 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

TRUSTEES AND OFFICERS  UNAUDITED
--------------------------------------------------------------------------------

 NAME, POSITION(S) HELD WITH             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD
 FUND, LENGTH OF SERVICE, AGE            BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE

 INDEPENDENT                             THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY,
 TRUSTEES                                CENTENNIAL, CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS
                                         OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

 THOMAS W. COURTNEY,                     Principal of Courtney Associates, Inc. (venture capital firm); former General
 Chairman of the                         Partner of Trivest Venture Fund (private venture capital fund); former President
 Board of Trustees,                      of Investment Counseling Federated Investors, Inc.; Trustee of the following
 Trustee (since1995)                     open-end investment companies: Cash Assets Trust, PIMCO ADVISORS VIT, Tax Free
 Age: 70                                 Trust of Arizona and 4 funds for the Hawaiian Tax Free Trust. Oversees 10 portfolios in the OppenheimerFunds complex.

 JOHN CANNON,                            Director, Neuberger Berman Income Managers Trust, Neuberger & Berman Income
 Trustee (since 1992)                    Funds and Neuberger Berman Trust, (1995-present); Neuberger Berman Equity Funds
 Age: 73                                 (November 2000-present); Trustee, Neuberger Berman Mutual Funds (October
                                         1994-present); formerly Chairman and Treasurer, CDC Associates, a registered investment adviser (December 1993-February 1996); Independent Consultant; Chief
                                         Investment Officer, CDC Associates (1996-June 2000); Consultant and director,
                                         CDC Associates (December 1993-February 1999). Oversees 3 portfolios in the
                                         OppenheimerFunds complex.

 PAUL Y. CLINTON,                        Principal of Clinton Management Associates, a financial and venture capital
 Trustee ( since 1995)                   consulting firm; Trustee of the following open-end investment companies: Trustee
 Age: 72                                 of Capital Cash Management Trust, Prime Cash Fund, PIMCO ADVISORS VIT and
                                         Narragansett Insured Tax-Free Income Fund. Oversees 10 portfolios in the
                                         OppenheimerFunds complex.


 ROBERT G. GALLI,                        A trustee or director of other Oppenheimer funds. Oversees 35 portfolios in the
 Trustee (since 1998)                    OppenheimerFunds complex.
 Age: 70

 LACY B. HERRMANN,                       Chairman and Chief Executive Officer of Aquila Management Corporation, the
 Trustee (since 1995)                    sponsoring organization and manager, administrator and/or sub-adviser to the
 Age: 74                                 following open-end investment companies, and Chairman of the Board of Trustees and President of each: Churchill Cash Reserves Trust, Aquila-Cascadia Equity
                                         Fund, Cash Assets Trust, Prime Cash Fund, Narragansett Insured Tax-Free Income
                                         Fund, Tax-Free Fund For Utah, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund
                                         of Colorado, Tax-Free Trust of Oregon, Tax-Free Trust of Arizona, Hawaiian
                                         Tax-Free Trust, and Aquila Rocky Mountain Equity Fund and PIMCO ADVISORS VIT;
                                         Vice President, Director, Secretary, and formerly Treasurer of Aquila
                                         Distributors, Inc., distributor of the above funds; President and Chairman of the Board of Trustees of Capital Cash Management Trust ("CCMT"), and an Officer
                                         and Trustee/Director of its predecessors; President and Director of STCM
                                         Management Company, Inc., sponsor and adviser to CCMT; Chairman, President and a
                                         Director of InCap Management Corporation, formerly sub-adviser and administrator of Prime Cash Fund and Short Term Asset Reserves; Trustee Emeritus of Brown
                                         University. Oversees 10 portfolios in the OppenheimerFunds complex.


43 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

TRUSTEES AND OFFICERS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

 BRIAN WRUBLE,                           Special Limited Partner (since January 1999) of Odyssey Investment Partners, LLC
 Trustee (since 2001)                    (private equity investment); General Partner (since September 1996) of Odyssey
 Age: 60                                 Partners, L.P. (hedge fund in distribution since 1/1/97); Board of Governing
                                         Trustees (since August 1990) of The Jackson Laboratory (non-profit); Trustee
                                         (since May 1992) of Institute for Advanced Study (educational institute);
                                         formerly Trustee (May 2000 - 2002) of Research Foundation of AIMR (investment research, non-profit); Governor, Jerome Levy Economics Institute of Bard College
                                         (economics research) (August 1990-September 2001); Director of Ray & Berendtson,
                                         Inc. (executive search firm) (May 2000-April 2002). Oversees 10 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------
 OFFICERS                                THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MESSRS. EVERETT,
                                         MURPHY AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NY
                                         10281-1008, FOR MR. WIXTED, 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH
                                         OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER EARLIER RESIGNATION, DEATH
                                         OR REMOVAL.

 EDWARD EVERETT,                         Vice President of the Manager (since January 2000); an officer of 1 portfolio in
 Vice President and                      the OppenheimerFunds complex; formerly Assistant Vice President of the Manager
 Portfolio Manager                       (January 1996 - January 2000).
 (since 2000)
 Age: 37

 JOHN V. MURPHY,                         Chairman, Chief Executive Officer and director (since June 2001) and President
 President (since 2001)                  (since September 2000) of the Manager; President and a director or trustee of
 Age: 54                                 other Oppenheimer funds; President and a director (since July 2001) of
                                         Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of
                                         Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                                         Manager); a director (since November 2001) of OppenheimerFunds Distributor, Inc.
                                         (a subsidiary of the Manager); Chairman and a director (since July 2001) of
                                         Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001)
                                         of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the investment advisory subsidiaries of the Manager:
                                         OFI Institutional Asset Management, Inc. and Centennial Asset Management
                                         Corporation (since November 2001), HarbourView Asset Management Corporation and
                                         OFI Private Investments, Inc. (since July 2001); President (since November 1,
                                         2001) and a director (since July 2001) of Oppenheimer Real Asset Management,
                                         Inc.; a director (since November 2001) of Trinity Investment Management Corp.
                                         and Tremont Advisers, Inc. (Investment advisory affiliates of the Manager);
                                         Executive Vice President (since February 1997) of Massachusetts Mutual Life
                                         Insurance Company (the Manager's parent company); a director (since June 1995)
                                         of DLB Acquisition Corporation (a holding company that owns the shares of David
                                         L. Babson & Company, Inc.); formerly, Chief Operating Officer (September
                                         2000-June 2001) of the Manager; President and trustee (November 1999-November
                                         2001) of MML Series Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life
                                         Insurance Company; President, Chief Executive Officer and director (September
                                         1999-August 2000) of MML Bay State Life Insurance Company; a director (June
                                         1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a
                                         wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 72 portfolios as
                                         Trustee/Officer and 10 portfolios as Officer in the OppenheimerFunds complex.


44 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

 BRIAN W. WIXTED,                        Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer
 Treasurer (since 1999)                  (since March 1999) of HarbourView Asset Management Corporation, Shareholder
 Age: 44                                 Services, Inc., Oppenheimer Real Asset Management Corporation, Shareholder
                                         Financial Services, Inc., Oppenheimer Partnership Holdings, Inc., OFI Private
                                         Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and
                                         OppenheimerFunds plc (since May 2000) and OFI Institutional Asset Management,
                                         Inc. (since November 2000) (offshore fund management subsidiaries of the
                                         Manager); Treasurer and Chief Financial Officer (since May 2000) of Oppenheimer
                                         Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer
                                         (since March 1999) of Oppenheimer Acquisition Corp. and OppenheimerFunds Legacy
                                         Program (since April 2000); formerly Principal and Chief Operating Officer
                                         (March 1995-March 1999), Bankers Trust Company-Mutual Fund Services Division. An
                                         officer of 82 portfolios in the OppenheimerFunds complex.

 ROBERT G. ZACK,                         Executive Vice President (since January 2004) and General Counsel (since
 Secretary ( since 2001)                 February 2002) of the Manager; General Counsel and a director (since November
 Age: 55                                 2001) of OppenheimerFunds Distributor, Inc.; Senior Vice President and General
                                         Counsel (since November 2001) of HarbourView Asset Management Corporation; Vice
                                         President and a director (since November 2000) of Oppenheimer Partnership
                                         Holdings, Inc.; Senior Vice President, General Counsel and a director (since
                                         November 2001) of Shareholder Services, Inc., Shareholder Financial Services,
                                         Inc., OFI Private Investments, Inc., Oppenheimer Trust Company and OFI
                                         Institutional Asset Management, Inc.; General Counsel (since November 2001) of
                                         Centennial Asset Management Corporation; a director (since November 2001) of
                                         Oppenheimer Real Asset Management, Inc.; Assistant Secretary and a director
                                         (since November 2001) of OppenheimerFunds International Ltd.; Vice President
                                         (since November 2001) of OppenheimerFunds Legacy Program; Secretary (since
                                         November 2001) of Oppenheimer Acquisition Corp.; formerly Senior Vice President
                                         (May 1985-January 2004) of the Manager, Acting General Counsel (November
                                         2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the
                                         Manager; Assistant Secretary of Shareholder Services, Inc. (May 1985-November
                                         2001), Shareholder Financial Services, Inc. (November 1989-November 2001);
                                         OppenheimerFunds International Ltd. and OppenheimerFunds plc (October
                                         1997-November 2001). An officer of 82 portfolios in the OppenheimerFunds complex.



THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.

45 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the Fund has determined that the Fund does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         (a)  Audit Fees

              The principal accountant for the audit of the registrant's annual financial statements billed $19,000 in fiscal 2003 and $19,750 in fiscal 2002.

         (b)  Audit-Related Fees

              The principal accountant for the audit of the registrant's annual financial statements billed $0 in fiscal 2003 and $442 in fiscal 2002.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

         (c)  Tax Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $5,000 in fiscal 2003 and $0 in fiscal 2002 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)  All Other Fees

              The principal accountant for the audit of the registrant's annual financial statements billed $90 in fiscal 2003 and $73 in fiscal 2002.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include the cost to the principal accountant of attending audit committee meetings and consultations regarding the registrant's retirement plan with respect to its trustees.

         (i) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

              The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

              Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

              (2) 100%

         (j)  Not applicable as less than 50%.

         (k) The principal accountant for the audit of the registrant's annual financial statements billed $5,090 in fiscal 2003 and $515 in fiscal 2002 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

         (l) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)
              (ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         Not applicable for fiscal periods ending December 31, 2003.

ITEM 10.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of December 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)